Segment and Revenue by Geography and By Major Customer - Schedule of Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	$ 8,358	$ 9,802
Domestic (Israel) [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	7,308	8,657
China [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	246	138
USA [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	740	871
Other [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	$ 64	$ 136